UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300
         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     111

Form13F Information Table Value Total:     $468,284 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3855    41516 SH       Sole                    39222              2294
                                                                10      110 SH       Other                     110
AT&T Inc                       COM              00206R102     4183   124100 SH       Sole                   117562              6538
                                                                19      562 SH       Other                     295               267
Abbott Labs                    COM              002824100     4241    64754 SH       Sole                    60942              3812
                                                                11      170 SH       Other                     170
Amazon.com Inc                 COM              023135106     3780    15068 SH       Sole                    14135               933
                                                                10       41 SH       Other                      41
Apple                          COM              037833100     4508     8471 SH       Sole                     8099               372
                                                                13       25 SH       Other                      25
BHP Billiton Ltd.              COM              088606108     3999    50994 SH       Sole                    48029              2965
                                                                11      140 SH       Other                     140
Baidu Inc Spon ADR Rep A       COM              056752108      255     2545 SH       Sole                     2545
CME Group Inc Com              COM              12572Q105     3005    59310 SH       Sole                    55950              3360
                                                                 9      175 SH       Other                     175
Campbell Soup                  COM              134429109     3751   107499 SH       Sole                   101936              5563
                                                                10      280 SH       Other                     280
Cardinal Health Inc            COM              14149Y108     3591    87212 SH       Sole                    82457              4755
                                                                11      275 SH       Other                     275
Caterpillar                    COM              149123101     3618    40375 SH       Sole                    38160              2215
                                                                10      115 SH       Other                     115
Charles Schwab New             COM              808513105     3636   253202 SH       Sole                   239417             13785
                                                                11      735 SH       Other                     735
ChevronTexaco Corp             COM              166764100     6353    58751 SH       Sole                    53474              5277
                                                                30      280 SH       Other                     130               150
Cisco Systems                  COM              17275R102     1732    88148 SH       Sole                    84354              3794
Clorox                         COM              189054109      277     3787 SH       Sole                     3761                26
                                                                11      148 SH       Other                                       148
Coca Cola                      COM              191216100     3889   107274 SH       Sole                   101770              5504
                                                                10      275 SH       Other                     275
Duke Energy Corp.              COM              26441c204     3722    58345 SH       Sole                    54835              3510
                                                                10      160 SH       Other                     160
E.I. du Pont de Nemours and Co COM              263534109     3443    76544 SH       Sole                    72399              4145
                                                                10      230 SH       Other                     230
EMC Corp                       COM              268648102     4026   159127 SH       Sole                   151522              7605
                                                                12      480 SH       Other                     480
Exxon Mobil Corporation        COM              30231G102     6065    70071 SH       Sole                    67338              2733
                                                                67      770 SH       Other                     160               610
Finisar Corporation            COM              31787A101     7386   453400 SH       Sole                                     453400
General Electric               COM              369604103     4563   217398 SH       Sole                   205596             11802
                                                                10      475 SH       Other                     475
Google Inc Cl-A                COM              38259P508     6220     8793 SH       Sole                     8419               374
                                                                16       23 SH       Other                      23
Hershey Foods                  COM              427866108     2746    38029 SH       Sole                    35981              2048
                                                                 8      110 SH       Other                     110
Intel                          COM              458140100     3919   190044 SH       Sole                   177954             12090
                                                                12      560 SH       Other                     560
International Business Machine COM              459200101     5462    28517 SH       Sole                    27005              1512
                                                               151      786 SH       Other                      61               725
Intuitive Surgical Inc         COM              46120e602      319      650 SH       Sole                      650
J P Morgan Chase & Co.         COM              46625H100     3727    84775 SH       Sole                    79642              5133
                                                                10      235 SH       Other                     235
Johnson & Johnson              COM              478160104     4778    68165 SH       Sole                    64793              3372
                                                                11      155 SH       Other                     155
McDonalds                      COM              580135101      344     3900 SH       Sole                     3900
Microsoft                      COM              594918104     3719   139243 SH       Sole                   134048              5195
                                                                11      405 SH       Other                     405
National Oilwell Varco Com     COM              637071101     2371    34683 SH       Sole                    32778              1905
                                                                 8      115 SH       Other                     115
Nike Inc                       COM              654106103     5021    97307 SH       Sole                    92100              5207
                                                                15      300 SH       Other                     300
PG & E Corp                    COM              69331C108      201     5000 SH       Sole                     5000
Pfizer                         COM              717081103     3832   152781 SH       Sole                   138105             14676
                                                                11      455 SH       Other                     455
Procter & Gamble               COM              742718109     5048    74362 SH       Sole                    69623              4739
                                                                14      210 SH       Other                     210
Qualcomm Inc                   COM              747525103     4345    70247 SH       Sole                    67002              3245
                                                                11      185 SH       Other                     185
Schlumberger                   COM              806857108     3181    45906 SH       Sole                    43806              2100
                                                                10      145 SH       Other                     145
Southern Co                    COM              842587107      307     7162 SH       Sole                     7162
Starwood Hotels & Resorts Worl COM              85590a401     3663    63864 SH       Sole                    60158              3706
                                                                10      180 SH       Other                     180
Target Corporation             COM              87612E106     3487    58938 SH       Sole                    55951              2987
                                                                 9      150 SH       Other                     150
Texas Instruments              COM              882508104     2931    94895 SH       Sole                    94895
United Parcel Service CL B     COM              911312106     3632    49261 SH       Sole                    46336              2925
                                                                10      140 SH       Other                     140
United Technologies            COM              913017109      451     5500 SH       Sole                     5456                44
                                                                37      450 SH       Other                                       450
Verizon Communications         COM              92343V104      381     8805 SH       Sole                     8445               360
                                                                15      350 SH       Other                                       350
Visa Corp                      COM              92826c839     4542    29967 SH       Sole                    28151              1816
                                                                10       65 SH       Other                      65
Walt Disney                    COM              254687106     3748    75271 SH       Sole                    70856              4415
                                                                10      200 SH       Other                     200
Wells Fargo                    COM              949746101     4362   127628 SH       Sole                   120818              6810
                                                                10      295 SH       Other                     295
Whole Foods Market Inc         COM              966837106      270     2958 SH       Sole                     2958
Health Care Select Sector      ETF              81369y209      784    19650 SH       Sole                    19650
SPDR S&P 500                   ETF              78462F103    47899   336345 SH       Sole                   321955             14390
                                                               533     3745 SH       Other                    3680                65
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     9983    53757 SH       Sole                    50381              3376
Technology Select Sector SPDR  ETF              81369y803    25775   893413 SH       Sole                   857651             35762
                                                                77     2680 SH       Other                    2680
Vanguard Pacific Stock ETF     ETF              922042866     1095    20512 SH       Sole                    20512
Vanguard Total Stock Market ET ETF              922908769      561     7662 SH       Sole                     7342               320
iShares MSCI EAFE Index        ETF              464287465    73571  1293903 SH       Sole                  1232213             61690
                                                               287     5045 SH       Other                    4440               605
iShares Russell 1000 Growth In ETF              464287614    58412   891915 SH       Sole                   855660             36255
                                                               191     2910 SH       Other                    2760               150
iShares Russell 2000 Growth In ETF              464287648     1858    19490 SH       Sole                    19490
iShares Russell 2000 Value     ETF              464287630      200     2655 SH       Sole                     2655
iShares S&P 500 Index Fund     ETF              464287200    16938   118330 SH       Sole                   118330
iShares S&P Midcap 400/Growth  ETF              464287606     1878    16416 SH       Sole                    14991              1425
                                                                 7       65 SH       Other                                        65
iShares S&P500/BARRA Growth    ETF              464287309      569     7511 SH       Sole                     7511
iShares Tr S&P 100 Idx Fd      ETF              464287101    31458   486295 SH       Sole                   469910             16385
                                                                77     1195 SH       Other                    1195
iShares Tr S&P Midcap 400      ETF              464287507    28398   279229 SH       Sole                   268926             10303
                                                               157     1545 SH       Other                    1400               145